Consolidated Statements of Income (Loss) and Comprehensive Income (Loss) (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Income Statement [Abstract]
Revenue	$ 205,164	$ 698,117
Cost of Revenue	(88,888)	(199,948)
Gross profit	116,276	498,169
Selling and marketing expenses	(154)	(4,518)
General and administrative expenses	(537,862)	(420,216)
Operating (loss) income	(421,740)	73,435
Other (expenses) income, net	(1,547)	10,433
(Loss) income before income taxes	(423,287)	83,868
Income tax benefits (expenses)	9,866	(47,866)
Net (loss) income	(413,421)	36,002
Foreign currency translation differences	(5,347)	(2,013)
Total comprehensive loss for the years	$ (418,768)	$ 33,989
Basic and diluted (loss) earnings per ordinary share	$ (0.00)	$ 0.00
Weighted average number of shares outstanding-Basic and diluted	302,734,900	302,734,900